BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.
(a)
............... 928 $ 127,813
Boeing Co. (The)
(a)
.................. 5,044 965,926
Curtiss-Wright Corp. ................. 4,608 691,937
General Dynamics Corp. .............. 8,744 2,108,878
HEICO Corp. ..................... 1,638 251,499
HEICO Corp., Class A ................ 9,257 1,174,065
Lockheed Martin Corp. ............... 2,633 1,162,206
Northrop Grumman Corp. ............. 262 117,172
6,599,496
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. . 1,238 127,712
United Parcel Service, Inc., Class B ...... 5,744 1,231,858
1,359,570
Auto Components — 0.3%
BorgWarner, Inc. ................... 16,102 626,368
Goodyear Tire & Rubber Co. (The)
(a)
...... 4,111 58,746
685,114
Automobiles — 2.4%
(a)
General Motors Co. ................. 13,501 590,534
Tesla, Inc. ........................ 4,019 4,330,874
4,921,408
Banks — 3.9%
Bank of America Corp. ............... 61,139 2,520,150
Citigroup, Inc. ..................... 18,012 961,841
First Republic Bank ................. 154 24,963
Huntington Bancshares, Inc. ........... 1,974 28,860
JPMorgan Chase & Co. .............. 15,950 2,174,304
Pinnacle Financial Partners, Inc. ......... 6,182 569,239
PNC Financial Services Group, Inc. (The) .. 2,143 395,276
Regions Financial Corp. .............. 55,388 1,232,937
Truist Financial Corp. ................ 2,512 142,430
Wells Fargo & Co. .................. 1,193 57,813
8,107,813
Beverages — 1.3%
Brown-Forman Corp., Class B .......... 15,044 1,008,249
Coca-Cola Europacific Partners plc ....... 6,296 306,048
Keurig Dr Pepper, Inc. ............... 15,732 596,243
PepsiCo, Inc. ..................... 4,071 681,404
2,591,944
Biotechnology — 1.1%
AbbVie, Inc. ...................... 292 47,336
Amgen, Inc. ...................... 7,229 1,748,117
Biogen, Inc.
(a)
..................... 2,023 426,044
2,221,497
Building Products — 0.1%
Builders FirstSource , Inc.
(a)
............ 1,584 102,231
Lennox International, Inc. ............. 109 28,107
Owens Corning .................... 1,402 128,283
258,621
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The) ..... 569 28,240
Charles Schwab Corp. (The) ........... 219 18,464
FactSet Research Systems, Inc. ......... 1,387 602,166
Goldman Sachs Group, Inc. (The) ....... 762 251,536
Moody's Corp. ..................... 722 243,610
S&P Global, Inc. ................... 4,372 1,793,307
Stifel Financial Corp. ................ 3,080 209,132
3,146,455
Security
Shares
Shares Value
Chemicals — 1.4%
Corteva , Inc. ...................... 2,874 $ 165,198
Ecolab, Inc. ...................... 13,158 2,323,176
Linde plc ........................ 718 229,351
Mosaic Co. (The) ................... 1,761 117,106
2,834,831
Communications Equipment — 0.3%
Ciena Corp.
(a)
..................... 2,236 135,569
Juniper Networks, Inc. ............... 15,322 569,365
704,934
Consumer Finance — 1.6%
Ally Financial, Inc. .................. 35,457 1,541,670
American Express Co. ............... 6,504 1,216,248
Capital One Financial Corp. ............ 3,206 420,916
Discover Financial Services
(b)
........... 1,079 118,895
3,297,729
Diversified Consumer Services — 0.5%
H&R Block, Inc. .................... 19,042 495,854
Service Corp. International ............ 8,605 566,381
1,062,235
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,241 790,871
Voya Financial, Inc. ................. 32,469 2,154,318
2,945,189
Diversified Telecommunication Services — 0.1%
AT&T, Inc. ........................ 11,882 280,772
Electric Utilities — 1.8%
Entergy Corp. ..................... 16,186 1,889,715
NextEra Energy, Inc. ................ 8,497 719,781
OGE Energy Corp. .................. 25,134 1,024,965
3,634,461
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 2,130 283,673
Eaton Corp. plc .................... 8,231 1,249,137
1,532,810
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.
(a)
........................ 12,304 228,239
Keysight Technologies, Inc.
(a)
........... 5,087 803,593
TE Connectivity Ltd. ................. 573 75,052
1,106,884
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 13,354 505,716
Schlumberger NV .................. 20,255 836,734
1,342,450
Entertainment — 0.3%
(a)
ROBLOX Corp., Class A
(b)
............. 2,419 111,854
Roku, Inc. ........................ 1,099 137,672
Spotify Technology SA ............... 2,137 322,730
Zynga, Inc., Class A ................. 4,965 45,877
618,133
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Homes 4 Rent, Class A ........ 14,284 571,789
American Tower Corp. ............... 890 223,586
Crown Castle International Corp. ........ 3,105 573,183
CubeSmart ....................... 24,781 1,289,355
Equity LifeStyle Properties, Inc. ......... 6,248 477,847
Extra Space Storage, Inc. ............. 2,405 494,468
Life Storage, Inc. ................... 7,286 1,023,173
Mid-America Apartment Communities, Inc. .. 2,091 437,960

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc. ...................... 16,581 $ 2,677,500
7,768,861
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. .............. 3,501 2,016,051
Kroger Co. (The) ................... 1,196 68,615
Walmart, Inc. ...................... 5,211 776,022
2,860,688
Food Products — 0.6%
Bunge Ltd. ....................... 3,702 410,219
Kellogg Co. ....................... 2,460 158,645
McCormick & Co., Inc. (Non-Voting) ...... 7,247 723,251
1,292,115
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 1,746 206,656
Align Technology, Inc.
(a)
............... 1,179 514,044
Boston Scientific Corp.
(a)
.............. 27,686 1,226,213
IDEXX Laboratories, Inc.
(a)
............. 2,814 1,539,427
Medtronic plc ..................... 2,717 301,451
3,787,791
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp. ............. 235 36,357
Anthem, Inc. ...................... 3,522 1,730,077
Cigna Corp. ...................... 1,570 376,188
CVS Health Corp. .................. 4,761 481,861
McKesson Corp. ................... 1,899 581,341
Molina Healthcare, Inc.
(a)
.............. 1,277 425,994
UnitedHealth Group, Inc. .............. 1,459 744,046
4,375,864
Health Care Technology — 0.5%
Cerner Corp. ...................... 1,439 134,633
Teladoc Health, Inc.
(a)(b)
............... 13,274 957,453
1,092,086
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A
(a)
................ 208 35,726
Choice Hotels International, Inc. ......... 740 104,903
Domino's Pizza, Inc. ................. 303 123,324
McDonald's Corp. .................. 1,530 378,338
Travel + Leisure Co. ................. 20,932 1,212,800
Yum! Brands, Inc. .................. 2,381 282,220
2,137,311
Household Durables — 0.5%
Garmin Ltd. ....................... 792 93,939
Lennar Corp., Class A ................ 1,623 131,739
Whirlpool Corp.
(b)
................... 4,356 752,630
978,308
Household Products — 1.8%
Church & Dwight Co., Inc. ............. 2,921 290,289
Colgate-Palmolive Co. ............... 34,412 2,609,462
Procter & Gamble Co. (The) ........... 4,621 706,089
3,605,840
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(a)
...... 4,645 107,114
Industrial Conglomerates — 0.4%
Honeywell International, Inc. ........... 2,665 518,556
Roper Technologies, Inc.
(b)
............. 798 376,839
895,395
Security
Shares
Shares Value
Insurance — 2.9%
Marsh & McLennan Cos., Inc. .......... 11,634 $ 1,982,667
MetLife, Inc. ...................... 34,568 2,429,439
Reinsurance Group of America, Inc. ...... 3,313 362,641
Travelers Cos., Inc. (The) ............. 6,588 1,203,825
5,978,572
Interactive Media & Services — 5.1%
(a)
Alphabet, Inc., Class A ............... 1,798 5,000,867
Alphabet, Inc., Class C ............... 1,339 3,739,814
Meta platforms, Inc., Class A ........... 8,357 1,858,262
10,598,943
Internet & Direct Marketing Retail — 3.7%
(a)
Amazon.com, Inc. .................. 2,266 7,387,047
Etsy, Inc. ........................ 2,044 254,028
MercadoLibre , Inc. .................. 34 40,442
7,681,517
IT Services — 4.3%
Accenture plc, Class A
(b)
.............. 1,961 661,308
Automatic Data Processing, Inc. ......... 2,615 595,017
EPAM Systems, Inc.
(a)
................ 261 77,415
Fidelity National Information Services, Inc. .. 14,953 1,501,580
Global Payments, Inc. ............... 1,963 268,617
Mastercard , Inc., Class A .............. 1,381 493,542
PayPal Holdings, Inc.
(a)
............... 11,482 1,327,893
Square, Inc., Class A
(a)
............... 531 72,004
Visa, Inc., Class A .................. 16,636 3,689,366
Western Union Co. (The) ............. 8,878 166,374
8,853,116
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc. ............. 18,338 2,426,668
Bruker Corp. ...................... 5,052 324,844
Danaher Corp. .................... 5,328 1,562,862
Mettler -Toledo International, Inc.
(a)
....... 573 786,838
Syneos Health, Inc.
(a)(b)
............... 17,011 1,377,040
Thermo Fisher Scientific, Inc. ........... 2,225 1,314,196
7,792,448
Machinery — 1.7%
Caterpillar, Inc. .................... 2,176 484,856
Cummins, Inc. ..................... 1,653 339,047
Illinois Tool Works, Inc. ............... 10,814 2,264,452
Otis Worldwide Corp. ................ 6,177 475,320
3,563,675
Media — 2.1%
Altice USA, Inc., Class A
(a)
............. 25,545 318,802
Charter Communications, Inc., Class A
(a)
... 766 417,868
Comcast Corp., Class A .............. 40,529 1,897,568
Fox Corp., Class A .................. 37,291 1,471,130
Fox Corp., Class B .................. 753 27,319
Nexstar Media Group, Inc., Class A ....... 665 125,339
Warner Bros Discovery, Inc., Class C
(a)
.... 1,754 43,797
4,301,823
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. .............. 9,135 454,375
Reliance Steel & Aluminum Co. ......... 5,863 1,074,981
Steel Dynamics, Inc. ................. 2,308 192,556
1,721,912
Multiline Retail — 0.9%
Target Corp. ...................... 8,769 1,860,957
Multi-Utilities — 0.5%
DTE Energy Co. ................... 7,882 1,042,079

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.7%
Devon Energy Corp. ................. 6,630 $ 392,032
EOG Resources, Inc. ................ 16,719 1,993,406
Exxon Mobil Corp. .................. 36,307 2,998,595
Marathon Oil Corp. .................. 43,762 1,098,864
Ovintiv , Inc. ....................... 4,454 240,828
Phillips 66 ........................ 6,955 600,843
Targa Resources Corp. ............... 498 37,584
Valero Energy Corp. ................. 1,969 199,932
7,562,084
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 936 254,892
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. .............. 2,338 170,744
Eli Lilly & Co. ..................... 891 255,156
Johnson & Johnson ................. 23,569 4,177,134
Merck & Co., Inc. ................... 17,552 1,440,141
Pfizer, Inc. ....................... 20,445 1,058,438
Zoetis, Inc. ....................... 12,409 2,340,213
9,441,826
Professional Services — 0.2%
Equifax, Inc. ...................... 1,770 419,667
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,996 274,194
Road & Rail — 0.8%
CSX Corp. ....................... 3,166 118,567
Landstar System, Inc.
(b)
............... 5,551 837,257
Norfolk Southern Corp. ............... 76 21,677
Old Dominion Freight Line, Inc. ......... 164 48,984
Ryder System, Inc. .................. 3,286 260,678
Schneider National, Inc., Class B
(b)
....... 11,715 298,732
1,585,895
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.
(a)
......... 14,999 1,639,991
Applied Materials, Inc. ............... 776 102,277
Cirrus Logic, Inc.
(a)
.................. 3,061 259,542
Intel Corp.
(b)
...................... 42,000 2,081,520
KLA Corp. ........................ 286 104,693
Lam Research Corp. ................ 1,040 559,114
Lattice Semiconductor Corp.
(a)
.......... 953 58,085
MaxLinear , Inc.
(a)
................... 1,739 101,471
Monolithic Power Systems, Inc. ......... 1,151 559,018
NVIDIA Corp. ..................... 9,889 2,698,312
NXP Semiconductors NV ............. 307 56,820
QUALCOMM, Inc. .................. 8,997 1,374,922
Silicon Laboratories, Inc.
(a)
............. 7,126 1,070,325
Teradyne, Inc. ..................... 790 93,402
Texas Instruments, Inc. ............... 551 101,097
10,860,589
Software — 10.3%
Adobe, Inc.
(a)
...................... 3,811 1,736,368
Atlassian Corp. plc, Class A
(a)
........... 151 44,368
C3.ai, Inc., Class A
(a)
................ 2,343 53,186
Cadence Design Systems, Inc.
(a)
........ 3,245 533,673
Security
Shares
Shares Value
Software (continued)
HubSpot , Inc.
(a)
.................... 330 $ 156,730
Intuit, Inc. ........................ 2,252 1,082,852
Manhattan Associates, Inc.
(a)
........... 276 38,284
Microsoft Corp. .................... 39,663 12,228,499
Palo Alto Networks, Inc.
(a)
............. 33 20,543
Paycom Software, Inc.
(a)
.............. 71 24,593
RingCentral, Inc., Class A
(a)
............ 528 61,887
salesforce.com, Inc.
(a)
................ 5,328 1,131,241
ServiceNow , Inc.
(a)
.................. 3,982 2,217,536
Workday, Inc., Class A
(a)
.............. 7,624 1,825,643
21,155,403
Specialty Retail — 1.2%
Advance Auto Parts, Inc. .............. 742 153,564
American Eagle Outfitters, Inc.
(b)
......... 12,092 203,146
Best Buy Co., Inc. .................. 4,028 366,145
Home Depot, Inc. (The) .............. 5,065 1,516,107
Lowe's Cos., Inc. ................... 811 163,976
2,402,938
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. ....................... 72,538 12,665,860
Dell Technologies, Inc., Class C
(a)
........ 33,764 1,694,615
Hewlett Packard Enterprise Co. ......... 61,187 1,022,435
HP, Inc.
(b)
........................ 26,765 971,569
Western Digital Corp.
(a)
............... 3,652 181,322
16,535,801
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B ................. 1,328 178,695
Ralph Lauren Corp. ................. 2,845 322,737
501,432
Tobacco — 0.1%
Philip Morris International, Inc. .......... 2,276 213,807
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.
(a)
........ 8,173 1,321,492
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 8,405 254,083
Total Common Stocks — 98.9%
(Cost: $191,367,973) ............................. 204,332,864
Total Long-Term Investments — 98.9%
(Cost: $191,367,973) ............................. 204,332,864
Short-Term Securities
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 3,240,622 3,240,622
SL Liquidity Series, LLC, Money Market Series,
0.42%
(e)
....................... 4,771,167 4,769,735
Total Short-Term Securities — 3.9%
(Cost: $8,009,785) .............................. 8,010,357
Total Investments — 102.8%
(Cost: $199,377,758 ) ............................. 212,343,221
Liabilities in Excess of Other Assets — (2.8)% ............ (5,874,714)
Net Assets — 100.0% .............................. $ 206,468,507
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,529,816 $ 710,806 $ — $ — $ — $ 3,240,622 3,240,622 $ 29 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 5,511,369 — (737,942) (4,263) 571 4,769,735 4,771,167 5,811
(b)
—
$ (4,263) $ 571 $ 8,010,357 $ 5,840 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 9 06/17/22 $ 2,039 $ 26,571
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 204,332,864 $ — $ — $ 204,332,864
Short-Term Securities ....................................... 3,240,622 — — 3,240,622
$ 207,573,486 $ — $ — $ 207,573,486

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Investments V alued at NAV
(a)
..................................... 4,769,735
$ —
$ 212,343,221
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 26,571 $ — $ — $ 26,571
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.